Financial Instruments and Risk Management (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments and Risk Management [Abstract]
Cash	$ 951,807	$ 1,704,908
Current liabilities	$ 701,654